ACQUISITION OF BUSINESSES - Additional Information (Details) $ in Millions		6 Months Ended	12 Months Ended
	May 02, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($) business
Disclosure of detailed information about business combination [line items]
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		$ 55
Business acquisition, proforma revenue		35
Business acquisition, proforma income		7
HomeServe PLC
Disclosure of detailed information about business combination [line items]
Total consideration		1,200
HomeServe PLC | Consortium
Disclosure of detailed information about business combination [line items]
Total consideration		$ 4,900
HomeServe PLC, North America
Disclosure of detailed information about business combination [line items]
Ownership interest		26.00%
HomeServe PLC, Europe
Disclosure of detailed information about business combination [line items]
Ownership interest		25.00%
Aggregated individually immaterial business combinations
Disclosure of detailed information about business combination [line items]
Total consideration		$ 1,249	$ 161
Brazilian regulated gas transmission operation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary, additional	15.00%
Additional payments for proportion of ownership interest in subsidiary	$ 35
Proportion of ownership interest in subsidiary	31.00%
Sertaneja Consortium
Disclosure of detailed information about business combination [line items]
Additional payments for proportion of ownership interest in subsidiary	$ 114
Proportion of ownership interest in subsidiary	100.00%
Indian Telecom Towers Operation
Disclosure of detailed information about business combination [line items]
Total consideration			$ 30
Percentage of voting interest in company			17.00%
Indian Telecom Towers Operation | Consortium
Disclosure of detailed information about business combination [line items]
Total consideration			$ 165
Percentage of voting interest in company			100.00%
North American Residential Energy Infrastructure Operation
Disclosure of detailed information about business combination [line items]
Total consideration			$ 90
Percentage of voting interest in company			30.00%
Number of businesses acquired | business			5
North American Residential Energy Infrastructure Operation | Consortium
Disclosure of detailed information about business combination [line items]
Total consideration			$ 315
Percentage of voting interest in company			100.00%
U.K. Telecommunications
Disclosure of detailed information about business combination [line items]
Total consideration			$ 40
Percentage of voting interest in company			24.00%
U.K. Telecommunications | Consortium
Disclosure of detailed information about business combination [line items]
Total consideration			$ 160
Percentage of voting interest in company			100.00%